Summary of Variable Annuity Contracts with Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in the event of death	$ 372.7		$ 427.4
Net amount at risk in the event of death	10.1	[1]	12.2	[1]
Average attained age of contractholders	65 years		65 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value at annuitization	26.2		29.9
Net amount at risk at annuitization	1.9	[2]	2.0	[2]
Weighted average waiting period until annuitization or guarantee date	0 years		0 years
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	24.9		28.6
Net amount at risk	0.2	[3]	0.2	[3]
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	112.8		135.8
Net amount at risk	$ 1.7	[4]	$ 1.7	[4]
Weighted average waiting period until annuitization or guarantee date	3 years		4 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.